Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 7,753	$ 8,159	$ 0
Resource Rationalizations 2017 | Workforce Reductions
Restructuring Reserve [Roll Forward]
Restructuring charges	7,753
Utilized	(4,656)
Foreign exchange	0
Closing provision	3,097
Resource Rationalizations 2016
Restructuring Reserve [Roll Forward]
Closing provision	1,791
Restructuring charges		8,159
Utilized	(1,474)	(6,305)
Foreign exchange		(63)
Closing provision	317	1,791
Resource Rationalizations 2016 | Workforce Reductions
Restructuring Reserve [Roll Forward]
Closing provision	393
Restructuring charges		6,190
Utilized	(393)	(5,734)
Foreign exchange		(63)
Closing provision	0	393
Resource Rationalizations 2016 | Onerous Lease
Restructuring Reserve [Roll Forward]
Closing provision	1,398
Restructuring charges		1,969
Utilized	(1,081)	(571)
Foreign exchange		0
Closing provision	317	1,398
Resource Rationalizations 2015
Restructuring Reserve [Roll Forward]
Closing provision	641	2,000	3,167
Restructuring charges				$ 8,796
Asset write off				(5,629)
Utilized	(441)	(1,359)	(1,167)
Closing provision	200	641	2,000	3,167
Resource Rationalizations 2015 | Onerous Lease
Restructuring Reserve [Roll Forward]
Closing provision	641	2,000	3,167
Restructuring charges				3,167
Asset write off				0
Utilized	(441)	(1,359)	(1,167)
Closing provision	200	641	2,000	3,167
Resource Rationalizations 2015 | Asset Impairment
Restructuring Reserve [Roll Forward]
Closing provision	0	0	0
Restructuring charges				5,629
Asset write off				(5,629)
Utilized	0	0	0
Closing provision	$ 0	$ 0	$ 0	$ 0